UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     February 04, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     64

Form13F Information Table Value Total:     $1,975,636 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, L.P.

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101     8432   100000 SH       DEFINED 01             100000
3M Company                  COM                 88579Y101    66695   790978 SH       SOLE                   622140            168838
Accenture Ltd.              COM                 G1150G111    29139   808735 SH       SOLE                   627745            180990
Agilent Technologies Inc.   COM                 00846u101    47118  1282478 SH       SOLE                  1004653            277825
Agilent Technologies Inc.   COM                 00846u101     3674   100000 SH       DEFINED 01             100000
American International GroupCOM                 026874107    65403  1121830 SH       SOLE                   869198            252632
American International GroupCOM                 026874107     4813    82549 SH       DEFINED 01              82549
Apache Corporation          COM                 037411105    35392   329109 SH       SOLE                   262429             66680
Baker Hughes Inc.           COM                 057224107    18706   230648 SH       SOLE                   179023             51625
Bank of America Corp.       COM                 060505104    42193  1022607 SH       SOLE                   806203            216404
Bank of America Corp.       COM                 060505104    10319   250090 SH       DEFINED 01             250090
Baxter International Inc.   COM                 071813109    45753   788168 SH       SOLE                   619763            168405
Baxter International Inc.   COM                 071813109     5805   100000 SH       DEFINED 01             100000
Cameron International Corp. COM                 13342B105    28878   600000 SH       DEFINED 01             600000
Cameron International Corp. COM                 13342B105    90401  1878274 SH       SOLE                  1444674            433600
Cardinal Health Inc.        COM                 14149Y108     2079    36000 SH       DEFINED 01              36000
Cardinal Health Inc.        COM                 14149Y108    47227   817775 SH       SOLE                   637675            180100
Caterpillar Inc.            COM                 149123101    53778   741159 SH       SOLE                   578804            162355
CB Richard Ellis Group Inc. COM                 12497T101    43655  2025775 SH       SOLE                  1582255            443520
CB Richard Ellis Group Inc. COM                 12497T101     4310   200000 SH       DEFINED 01             200000
Cigna Corp                  COM                 125509109   109309  2034411 SH       SOLE                  1587886            446525
Cigna Corp                  COM                 125509109     8865   165000 SH       DEFINED 01             165000
Citigroup Inc.              COM                 172967101     3310   112434 SH       DEFINED 01             112434
Citigroup Inc.              COM                 172967101    37609  1277483 SH       SOLE                   990703            286780
Coventry Health Care Inc.   COM                 222862104      296     5000 SH       SOLE                     5000
Coventry Health Care Inc.   COM                 222862104    15109   255000 SH       DEFINED 01             255000
CVS/Caremark Corp.          COM                 126650100    61209  1539855 SH       SOLE                  1199030            340825
CVS/Caremark Corp.          COM                 126650100    11925   300000 SH       DEFINED 01             300000
Eaton Corp.                 COM                 278058102    48511   500374 SH       SOLE                   388084            112290
Goldman Sachs Group Inc.    COM                 38141G104    88509   411574 SH       SOLE                   315819             95755
Halliburton Co.             COM                 406216101     3375    89022 SH       DEFINED 01              89022
Hewlett-Packard Company     COM                 428236103     7572   150000 SH       DEFINED 01             150000
Hewlett-Packard Company     COM                 428236103    69369  1374189 SH       SOLE                  1079069            295120
Ingersoll Rand Company      COM                 G4776G101     4647   100000 SH       DEFINED 01             100000
Int'l Business Machines     COM                 459200101    32602   301591 SH       SOLE                   235006             66585
Laboratory Corp of America  COM                 50540R409    39131   518088 SH       SOLE                   403633            114455
Macy's Inc.                 COM                 55616p104    31746  1227126 SH       SOLE                   941146            285980
Microsoft Corp.             COM                 594918104    41440  1164034 SH       SOLE                   909775            254259
Mueller Water Products, Inc.COM                 624758207      132    13219 SH       SOLE                    13219
Nike Inc. Cl B              COM                 654106103    72884  1134563 SH       SOLE                   882053            252510
Nokia Corp-Spon ADR         COM                 654902204    60307  1570913 SH       SOLE                  1231103            339810
Oaktree Captial Group LLC   COM                 674001102     3275   100000 SH       DEFINED 01             100000
Quest Diagnostics           COM                 74834L100    52384   990240 SH       SOLE                   771325            218915
Quest Diagnostics           COM                 74834L100     7935   150000 SH       DEFINED 01             150000
RWE AG- ADR                 COM                 74975E303    53096   376513 SH       SOLE                   293978             82535
Schlumberger Ltd.           COM                 806857108    49518   503390 SH       SOLE                   390885            112505
SPDR Trust Series I         COM                 78462F103     6506    44500 SH       SOLE                    44500
Textron Inc.                COM                 883203101    65879   923965 SH       SOLE                   723060            200905
Textron Inc.                COM                 883203101    17825   250000 SH       DEFINED 01             250000
Trane Inc.                  COM                 892893108    46383   992999 SH       SOLE                   786729            206270
Trane Inc.                  COM                 892893108     7497   160500 SH       DEFINED 01             160500
Tyco Electronics Ltd.       COM                 G9144P105    12039   324239 SH       SOLE                   252569             71670
Tyco Intl Ltd.              COM                 G9143X208    12099   305139 SH       SOLE                   233469             71670
Union Pacific Corp.         COM                 907818108    24304   193470 SH       SOLE                   150900             42570
United Parcel Service Inc.  COM                 911312106    41477   586500 SH       SOLE                   457970            128530
United Technologies Corp.   COM                 913017109    36267   473836 SH       SOLE                   369081            104755
Verigy Ltd.                 COM                 Y93691106     3549   130608 SH       DEFINED 01             130608
WABCO Holdings Inc.         COM                 92927K102     4433    88500 SH       DEFINED 01              88500
WABCO Holdings Inc.         COM                 92927K102    45286   904096 SH       SOLE                   701813            202283
Wal-mart Stores Inc.        COM                 931142103      295     6200 SH       SOLE                     6200
Wells Fargo & Co.           COM                 949746101    31055  1028648 SH       SOLE                   794628            234020
Wells Fargo & Co.           COM                 949746101     6038   200000 SH       DEFINED 01             200000
Whirlpool Inc.              COM                 963320106    36257   444167 SH       SOLE                   346122             98045
YRC Worldwide Inc.          COM                 984249102    10612   620959 SH       SOLE                   483079            137880